Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income - Foreign Currency Adjustments	Total
Balance, Value at Mar. 31, 2014	$ 17	$ 21,765	$ (1,462)	$ (12,809)	$ 3,111	$ 10,622
Balance, Shares at Mar. 31, 2014	5,577,639		330,736
Net income				1,110		1,110
Share-based compensation
Shares repurchased
Foreign exchange translation adjustment					123	123
Balance, Value at Mar. 31, 2015	$ 17	21,765	$ (1,462)	(11,699)	3,234	11,855
Balance, Shares at Mar. 31, 2015	5,577,639		330,736
Net income				2,871		2,871
Share-based compensation		801				801
Shares repurchased			$ (99)			(99)
Shares repurchased, shares			73,472
Foreign exchange translation adjustment					(850)	(850)
Balance, Value at Mar. 31, 2016	$ 17	22,566	$ (1,561)	(8,828)	2,384	14,578
Balance, Shares at Mar. 31, 2016	5,577,639		404,208
Net income				2,795		2,795
Share-based compensation
Shares repurchased			$ (368)			$ (368)
Shares repurchased, shares			164,311			568,519
Foreign exchange translation adjustment					(1,410)	$ (1,410)
Balance, Value at Mar. 31, 2017	$ 17	$ 22,566	$ (1,929)	$ (6,033)	$ 974	$ 15,595
Balance, Shares at Mar. 31, 2017	5,577,639		568,519